Financial Derivatives (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Amount of gain (loss) recognized in OCI (net of tax)	$ 0	$ (35)	$ (138)	$ 972	$ 1,399
Designated interest rate swaps [Member] | Other Comprehensive Income (Loss) [Member]
Amount of gain (loss) recognized in OCI (net of tax)			(138)	972	1,399
Non-designated interest rate swaps [Member] | Other Comprehensive Income (Loss) [Member]
Amount of gain (loss) recognized in OCI (net of tax)			$ 0	$ 0	$ 0